JPMORGAN TRUST IV
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
May 13, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the JPMorgan OnChain Liquidity-Token Money Market Fund (the “Fund”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 159 (Amendment No. 160 under the Investment Company Act of 1940, as amended) filed electronically on May 12, 2025.
Very truly yours,
/s/ Erika K. Messbarger
Erika K. Messbarger
Assistant Secretary